CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(in Renminbi “RMB”, except share and per share data)

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	6,041,648	4,771,477	748,749
Prepaid expenses and other current assets	1,862,127	371,460	58,290
Amount due from subsidiaries and VIEs	1,008,811,092	1,077,449,147	169,075,283
Investments in subsidiaries and VIEs	2,067,921,292	2,899,792,086	455,040,656
Total assets	3,084,636,159	3,982,384,170	624,922,978

Liabilities:
Accrued expenses and other current liabilities	9,880,123	5,489,209	861,377
Total liabilities	9,880,123	5,489,209	861,377

Equity:
Common shares	202,870	206,793	32,450
Additional paid-in capital	3,068,045,239	3,159,522,737	495,798,063
Retained earnings (accumulated deficit)	(14,551,146)	810,855,877	127,240,981
Accumulated other comprehensive income	21,059,073	6,309,554	990,107
Total equity	3,074,756,036	3,976,894,961	624,061,601
Total liabilities and equity	3,084,636,159	3,982,384,170	624,922,978

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative expenses	(14,451,949)	(18,494,095)	(9,577,576)	(1,502,931)
Interest income	77,030	4,416	590	93
Equity in profit (loss) of subsidiaries and VIEs	785,350,473	(1,293,341,634)	831,870,794	130,538,680
Other income, net	3,300,575	3,328,738	3,113,215	488,531
Net income (loss)	774,276,129	(1,308,502,575)	825,407,023	129,524,373
Other comprehensive income (loss)	14,606,045	(46,041,729)	(14,749,519)	(2,314,521)
Comprehensive income (loss)	788,882,174	(1,354,544,304)	810,657,504	127,209,852

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(in Renminbi “RMB”, except share and per share data)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash by used in operating activities	(10,004,797)	(14,708,389)	(8,630,238)	(1,354,273)
(Loan to) Received from subsidiaries and VIEs	(199,179,173)	6,818,106	4,545,040	713,216
Net cash provided (used in) investing activities	(199,179,173)	6,818,106	4,545,040	713,216
Contribution from shareholders	6,035,665	543,594	2,959,511	464,412
Dividend paid	(103,196,981)	—	—	—
Net cash provided by (used in) financing activities	(97,161,316)	543,594	2,959,511	464,412
Effect of foreign exchange rate changes	10,892,988	(663,453)	(144,484)	(22,672)
Net decrease in cash and cash equivalents	(295,452,298)	(8,010,142)	(1,270,171)	(199,317)
Cash and cash equivalents, beginning of year	309,504,088	14,051,790	6,041,648	948,066
Cash and cash equivalents, end of year	14,051,790	6,041,648	4,771,477	748,749

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in profit (loss) of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3.For the years ended December 31, 2019, 2020 and 2021, except as disclosed in Note 18, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4.Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.3726, as set forth in H.10 statistical release of the Federal Reserve Board on December 31, 2021. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2021, or at any other rate.